DEBT DEBT - Summary of movements in debt (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Movement In Debt Balance [Roll Forward]
Debt issuance costs, beginning balance	$ (3,935)
Long-term debt, beginning balance	1,288,459
Loan draw downs	274,493
Loan repayments	(165,723)
Carrying value of fixed rate debt repurchases	(18,152)
Amortization of purchase price adjustment	5,003
Capitalized financing fees and expenses	(1,200)
Amortization of capitalized fees and expenses	728
Debt issuance costs, ending balance	(4,407)
Long-term debt, ending balance	1,383,608
Convertible Debt
Movement In Debt Balance [Roll Forward]
Amortization of purchase price adjustment	5,000
Secured Debt
Movement In Debt Balance [Roll Forward]
Loan draw downs	252,993
Loan repayments	(100,223)
Secured Debt
Movement In Debt Balance [Roll Forward]
Long-term debt, gross, beginning balance	1,069,538
Loan repayments	(30,300)
Long-term debt, gross, ending balance	1,222,308
Fixed Rate Debt
Movement In Debt Balance [Roll Forward]
Long-term debt, gross, beginning balance	178,856
Loan draw downs	0
Carrying value of fixed rate debt repurchases	(18,152)
Amortization of purchase price adjustment	5,003
Long-term debt, gross, ending balance	165,707
Seller's Credit
Movement In Debt Balance [Roll Forward]
Long-term debt, gross, beginning balance	44,000
Long-term debt, gross, ending balance	0
Hemen Holdings Ltd [Domain] | Seller's Credit
Movement In Debt Balance [Roll Forward]
Long-term debt, gross, beginning balance	44,000
Loan draw downs	21,500
Loan repayments	(65,500)
Long-term debt, gross, ending balance	$ 0